UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                    FORM N-Q
                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21469

                         MEZZACAPPA LONG/SHORT FUND, LLC
               (Exact name of registrant as specified in charter)
                                    --------


                          630 Fifth Avenue, Suite 2600
                               New York, NY 10111
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                     DATE OF FISCAL YEAR END: MARCH 31, 2008
                   DATE OF REPORTING PERIOD: DECEMBER 31, 2007

ITEM 1.   SCHEDULE OF INVESTMENTS


MEZZACAPPA LONG/SHORT
FUND, LLC

QUARTERLY REPORT (UNAUDITED)
DECEMBER 31, 2007

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------


          INVESTMENT STRATEGY AS A PERCENTAGE OF TOTAL INVESTMENTS IN
                                PORTFOLIO FUNDS

[Pie Chart Omitted]
Plot points are as follows:

[] Long/Short Equity - 57.2%
[] Event Driven - 24.7%
[] Macro - 18.1%

                                                                               % OF
                                                                             MEMBERS'
PORTFOLIO FUNDS                                    COST           VALUE      CAPITAL*  LIQUIDITY**
-----------------------------------------------------------------------------------------------------
Long/Short Equity:
Atticus Emerging Markets, Ltd.                   $ 5,000,000     $ 6,036,374    2.25% Quarterly
Atticus European L.P.                              8,750,000      16,146,586    6.02% Annually
Delta Offshore, Ltd.                               9,250,000      10,194,114    3.80% Monthly
Global Undervalued Securities Fund, Ltd.           8,000,000      11,458,249    4.27% Quarterly
Harbinger Capital Partners Offshore Fund I, Ltd    7,976,718      14,371,955    5.36% Quarterly
Harbinger Capital Partners Special Situations
       Offshore Fund, LP                           8,000,000      14,563,854    5.43% Annually
Harbor International Fund                          4,364,727       6,178,452    2.31% Daily
GLG Emerging Markets Fund                          7,000,000       8,059,100    3.01% Monthly
Kinetics Paradigm Fund                             3,000,000       2,896,134    1.08% Daily
North Run Offshore, LTD Series A                   9,000,000       8,205,458    3.06% Semi-Annually
Prism Offshore Fund, Ltd.                         10,000,000      10,887,762    4.06% Monthly
Seminole Offshore Fund, Ltd.                       6,166,468       8,386,239    3.13% Quarterly
SR Global Fund L.P.                                5,500,000       9,340,479    3.48% Monthly
SR Phoenicia L.P.                                  5,500,000       9,345,814    3.49% Quarterly
Third Avenue International Value Fund                601,886         668,689    0.25% Daily
Tontine Capital Overseas Fund, Ltd.                9,000,000      11,714,944    4.37% Annually
                                              ----------------------------------------
       TOTAL LONG/SHORT EQUITY                   107,109,799     148,454,203   55.37%
                                              ----------------------------------------

MEZZACAPPA LONG/SHORT FUND, LLC
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONCLUDED)
DECEMBER 31, 2007
--------------------------------------------------------------------------------

                                                                                 % OF
                                                                               MEMBERS'
PORTFOLIO FUNDS (CONTINUED)                         COST            VALUE      CAPITAL*  LIQUIDITY**
-----------------------------------------------------------------------------------------------------
Event Driven:
Bay Harbour Partners, Ltd.                         $ 7,500,000     $ 9,267,068     3.46% Quarterly
Contrarian Fund I Offshore Limited                  11,000,000      14,390,009     5.37% Annually
Paulson Advantage Plus Ltd - Class A                 5,000,000       5,106,637     1.91% Quarterly
Spinnaker Global Emerging Markets Fund, Ltd.         4,500,000       8,131,086     3.03% Annually
Spinnaker Global Opportunity Fund, Ltd.              6,000,000      10,288,923     3.84% Quarterly
Spinnaker Global Strategic Fund, Ltd.                2,000,000       2,465,400     0.92% Quarterly
Stanfield Offshore Leverage Assets I, Class F        9,250,000      10,282,223     3.83% Annually
Strategic Value Restructuring Fund, Ltd.             8,500,000       8,967,596     3.34% Annually
Wexford Offshore Distressed Debt and
       Special Opportunities Fund Limited            6,000,000       7,695,237     2.87% Annually
                                              -------------------------------------------
       TOTAL EVENT DRIVEN                           59,750,000      76,594,179    28.57%
                                              -------------------------------------------
MACRO:
Blenheim Global Markets Fund, Ltd.                   6,839,714       8,930,552     3.33% Monthly
Drawbridge Global Macro Fund L.P.                    5,000,000       5,849,128     2.18% Quarterly
NWI Explorer Global Macro Fund, L.P.                 5,708,268       6,286,683     2.34% Quarterly
Wexford Offshore Catalyst Fund, Ltd.                 9,200,000      15,464,297     5.77% Quarterly
Wexford Offshore Spectrum Fund, Ltd.                 5,000,000       7,665,929     2.86% Quarterly
                                              -------------------------------------------
       TOTAL MACRO                                  31,747,982      44,196,589    16.48%
                                              -------------------------------------------
       TOTAL PORTFOLIO FUNDS                     $ 198,607,781   $ 269,244,971    100.42%
                                              ===========================================


 *Percentages are based on Members' Capital as of December 31, 2007. Members' Capital as of December 31, 2007 was $268,119,166.

 **Available frequency of redemptions after any applicable lock-up period, which range from zero to three years.

The aggregate cost of investments for tax purposes was $198,607,781. Net unrealized appreciation on investments for tax purposes was $70,637,190 consisting of $71,535,598 of gross unrealized appreciation and $(898,408) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 100.42% of Members' Capital, have been valued in accordance with procedures established by the Board of Managers.

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                    Mezzacappa Long/Short Fund, LLC


By (Signature and Title)*                       /s/ Damon Mezzacappa
                                                -----------------------
                                                Damon Mezzacappa
                                                Chief Executive Officer
Date: February 27, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                       /s/ Damon Mezzacappa
                                                -----------------------
                                                Damon Mezzacappa
                                                Chief Executive Officer
Date: February 27, 2008


By (Signature and Title)*                       /s/ Christopher S. Nagle
                                                ------------------------
                                                Christopher S. Nagle
                                                Chief Financial Officer
Date: February 27, 2008


* Print the name and title of each signing officer under his or her signature.